FINANCIAL ASSETS (Details) - EUR (€)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 03, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	€ 268,360				€ 0
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Trade receivables and other current assets (Note 8)		€ 357,000		€ 498,000
Current financial assets		3,327,000		4,412,000
Cash and cash equivalents		6,584,000		10,901,000		€ 6,939,000	€ 8,018,000
Current financial assets Of which		15,000		936,000
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Trade receivables and other current assets (Note 8)				936,000			29,216,000	€ 26,738,000
Cash and cash equivalents			€ 6,700,000	2,647,000			2,524,000	2,105,000
Current financial assets Of which				4,757,000			4,374,000	2,641,000
Amortized Cost Debt Instruments [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:		11,087		17,304
Trade receivables and other current assets (Note 8)		1,173		1,646
Current financial assets		3,330
Current financial assets with related parties (Note 15)		15		0
Cash and cash equivalents		6,584		10,901
Current financial assets Of which				4,757
Amortized Cost Debt Instruments [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:				17,304			42,124	33,053
Trade receivables and other current assets (Note 8)				1,646			29,732	27,782
Current financial assets with related parties (Note 15)				0			1,695	1,295
Cash and cash equivalents				10,901			8,018	2,630
Current financial assets Of which				4,757			4,374	2,641
Carrying amount [member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:		11,087		17,304
Trade receivables and other current assets (Note 8)		1,173		1,646
Current financial assets		3,330
Current financial assets with related parties (Note 15)		15		0
Cash and cash equivalents		6,584		10,901
Current financial assets Of which				4,757
Carrying amount [member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:				17,304			42,124	33,053
Trade receivables and other current assets (Note 8)				1,646			29,732	27,782
Current financial assets with related parties (Note 15)				0			1,695	1,295
Cash and cash equivalents				10,901			8,018	2,630
Current financial assets Of which				4,757			4,374	2,641
Fair Value [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:		11,087		17,304
Trade receivables and other current assets (Note 8)		1,173		1,646
Current financial assets		3,330
Current financial assets with related parties (Note 15)		15		0
Cash and cash equivalents		€ 6,584		10,901
Current financial assets Of which				4,757
Fair Value [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Current financial assets:				17,304			42,124	33,053
Trade receivables and other current assets (Note 8)				1,646			29,732	27,782
Current financial assets with related parties (Note 15)				0			1,695	1,295
Cash and cash equivalents				10,901			8,018	2,630
Current financial assets Of which				€ 4,757			€ 4,374	€ 2,641